Insurance Liabilities - Balances of changes in liability for future policy benefits (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of year	$ 12,645	$ 15,643	$ 15,643	$ 15,299
Effect of changes in discount rate assumptions (AOCI)	(1,938)	856	856	(1,623)
Beginning balance at original discount rate	14,583	14,787	14,787	13,676
Effect of changes in assumptions				123		$ 92
Effect of actual variances from expected experience				(72)		385
Adjusted beginning of year balance		14,838	14,838	14,153
Issuances	328	379	1,358	1,727
Interest accrual	118	113	445	446
Net premium collected	(389)	(389)	(1,541)	(1,493)
Foreign exchange impact	96	(140)	(517)	(46)
Other	3	0	0	0
Ending balance at original discount rate	14,755	14,781	14,583	14,787
Effect of changes in discount rate assumptions (AOCI)	(1,696)	(284)	(1,938)	856
Balance, end of period	13,059	14,497	12,645	15,643
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of year	55,506	70,643	70,643	71,670
Effect of changes in discount rate assumptions (AOCI)	(7,310)	9,401	9,401	(14,086)
Beginning balance at original discount rate	62,816	61,242	61,242	57,584
Effect of changes in cash flow assumptions				134		110
Effect of actual variances from expected experience				(122)		289
Adjusted beginning of year balance		61,254	61,254	57,983
Issuances	1,843	655	4,393	5,287
Interest accrual	635	601	2,620	2,393
Benefit payments	(1,122)	(1,139)	(4,203)	(4,336)
Foreign exchange impact	402	(271)	(996)	(63)
Other	(2)	0	(252)	(22)
Ending balance at original discount rate	64,589	61,110	62,816	61,242
Effect of changes in discount rate assumptions (AOCI)	(6,013)	2,325	(7,310)	9,401
Balance, end of period	58,576	63,435	55,506	70,643
Net liability for future policy benefits, end of period	45,517	48,938	42,861	55,000
Liability for future policy benefits for certain participating contracts	1,340	1,386	1,352	1,397
Liability for universal life policies with secondary guarantees and similar features	3,512	4,223	3,355	5,007
Deferred profit liability	2,395	2,232	2,303	2,236
Other reconciling items	642	636	647	630
Future policy benefits for life and accident and health insurance contracts	53,406	57,415	50,518	64,270	$ 65,182
Less: Reinsurance recoverable:	23,491	27,403	22,984	30,621
Net liability for future policy benefits after reinsurance recoverable	29,915	30,012	27,534	33,649
Cumulative effect of change in accounting principle
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Effect of changes in assumptions			0	0
Effect of actual variances from expected experience			16	31
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			0	0
Effect of actual variances from expected experience			17	22
Cumulative Effect, Period of Adoption, Adjusted Balance
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Adjusted beginning of year balance	14,599	14,818	14,818
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Adjusted beginning of year balance	62,833	61,264	61,264
Individual Retirement
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of year	0	0	0	0
Effect of changes in discount rate assumptions (AOCI)	0	0	0	0
Beginning balance at original discount rate	0	0	0	0
Effect of changes in assumptions				0		0
Effect of actual variances from expected experience				0		0
Adjusted beginning of year balance		0	0	0
Issuances	6	4	0	0
Interest accrual	0	0	0	0
Net premium collected	(7)	(4)	0	0
Foreign exchange impact	0	0	0	0
Other	0	0	0	0
Ending balance at original discount rate	0	0	0	0
Effect of changes in discount rate assumptions (AOCI)	0	0	0	0
Balance, end of period	0	0	0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of year	1,223	1,373	1,373	1,323
Effect of changes in discount rate assumptions (AOCI)	(167)	95	95	(156)
Beginning balance at original discount rate	1,390	1,278	1,278	1,167
Effect of changes in cash flow assumptions				0		0
Effect of actual variances from expected experience				(30)		1
Adjusted beginning of year balance		1,248	1,248	1,168
Issuances	70	50	216	172
Interest accrual	12	10	42	41
Benefit payments	(32)	(28)	(116)	(101)
Foreign exchange impact	0	0	0	0
Other	0	0	0	(2)
Ending balance at original discount rate	1,437	1,311	1,390	1,278
Effect of changes in discount rate assumptions (AOCI)	(141)	(24)	(167)	95
Balance, end of period	1,296	1,287	1,223	1,373
Net liability for future policy benefits, end of period	1,296	1,287	1,223	1,373
Liability for universal life policies with secondary guarantees and similar features	0	0	0	0
Deferred profit liability	83	81	99	81
Other reconciling items	39	29	37	42
Future policy benefits for life and accident and health insurance contracts	1,418	1,397	1,359	1,496
Less: Reinsurance recoverable:	4	4	4	4
Net liability for future policy benefits after reinsurance recoverable	$ 1,414	$ 1,393	$ 1,355	$ 1,492
Weighted average liability duration of the liability for future policy benefits (in years)	7 years 8 months 12 days	8 years 1 month 6 days	7 years 7 months 6 days	8 years 7 months 6 days
Individual Retirement | Cumulative effect of change in accounting principle
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Effect of changes in assumptions			$ 0	$ 0
Effect of actual variances from expected experience			1	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			0	0
Effect of actual variances from expected experience			(3)	1
Individual Retirement | Cumulative Effect, Period of Adoption, Adjusted Balance
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Adjusted beginning of year balance	$ 1	$ 0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Adjusted beginning of year balance	1,387	1,279	1,279
Group Retirement
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of year	0	0	0	0
Effect of changes in discount rate assumptions (AOCI)	0	0	0	0
Beginning balance at original discount rate	0	0	0	0
Effect of changes in assumptions				0		0
Effect of actual variances from expected experience				0		0
Adjusted beginning of year balance		0	0	0
Issuances	0	0	0	0
Interest accrual	0	0	0	0
Net premium collected	0	0	0	0
Foreign exchange impact	0	0	0	0
Other	0	0	0	0
Ending balance at original discount rate	0	0	0	0
Effect of changes in discount rate assumptions (AOCI)	0	0	0	0
Balance, end of period	0	0	0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of year	211	264	264	279
Effect of changes in discount rate assumptions (AOCI)	(2)	46	46	(63)
Beginning balance at original discount rate	213	218	218	216
Effect of changes in cash flow assumptions				0		0
Effect of actual variances from expected experience				(2)		(1)
Adjusted beginning of year balance		216	216	215
Issuances	2	5	12	21
Interest accrual	3	3	10	11
Benefit payments	(7)	(8)	(26)	(28)
Foreign exchange impact	0	0	0	0
Other	0	0	1	(1)
Ending balance at original discount rate	210	216	213	218
Effect of changes in discount rate assumptions (AOCI)	3	25	(2)	46
Balance, end of period	213	241	211	264
Net liability for future policy benefits, end of period	213	241	211	264
Liability for future policy benefits for certain participating contracts
Liability for universal life policies with secondary guarantees and similar features	0	0	0	0
Deferred profit liability	10	11	12	11
Other reconciling items	3	0	0	0
Future policy benefits for life and accident and health insurance contracts	226	252	223	275
Less: Reinsurance recoverable:	0	0	0	0
Net liability for future policy benefits after reinsurance recoverable	$ 226	$ 252	$ 223	$ 275
Weighted average liability duration of the liability for future policy benefits (in years)	7 years 1 month 6 days	7 years 4 months 24 days	6 years 10 months 24 days	7 years 9 months 18 days
Group Retirement | Cumulative effect of change in accounting principle
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Effect of changes in assumptions			$ 0	$ 0
Effect of actual variances from expected experience			0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			0	0
Effect of actual variances from expected experience			(1)	(2)
Group Retirement | Cumulative Effect, Period of Adoption, Adjusted Balance
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Adjusted beginning of year balance	$ 0	$ 0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Adjusted beginning of year balance	212	216	216
Life Insurance
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of year	11,654	14,369	14,369	13,793
Effect of changes in discount rate assumptions (AOCI)	(1,872)	706	706	(1,374)
Beginning balance at original discount rate	13,526	13,663	13,663	12,419
Effect of changes in assumptions				123		164
Effect of actual variances from expected experience				(79)		371
Adjusted beginning of year balance		13,707	13,707	12,954
Issuances	322	375	1,358	1,727
Interest accrual	106	100	397	392
Net premium collected	(352)	(355)	(1,418)	(1,364)
Foreign exchange impact	96	(140)	(517)	(46)
Other	3	0	(1)	0
Ending balance at original discount rate	13,713	13,672	13,526	13,663
Effect of changes in discount rate assumptions (AOCI)	(1,648)	(339)	(1,872)	706
Balance, end of period	12,065	13,333	11,654	14,369
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of year	21,179	27,442	27,442	27,919
Effect of changes in discount rate assumptions (AOCI)	(3,424)	2,717	2,717	(4,351)
Beginning balance at original discount rate	24,603	24,725	24,725	23,568
Effect of changes in cash flow assumptions				140		193
Effect of actual variances from expected experience				(94)		413
Adjusted beginning of year balance		24,771	24,771	24,174
Issuances	318	374	1,374	1,713
Interest accrual	224	221	876	876
Benefit payments	(476)	(523)	(1,757)	(1,981)
Foreign exchange impact	277	(178)	(657)	(60)
Other	1	(1)	(4)	3
Ending balance at original discount rate	24,973	24,656	24,603	24,725
Effect of changes in discount rate assumptions (AOCI)	(3,081)	170	(3,424)	2,717
Balance, end of period	21,892	24,826	21,179	27,442
Net liability for future policy benefits, end of period	9,827	11,493	9,525	13,073
Liability for future policy benefits for certain participating contracts	14	15	14	15
Liability for universal life policies with secondary guarantees and similar features	3,457	4,168	3,300	4,952
Deferred profit liability	16	11	15	10
Other reconciling items	493	497	500	485
Future policy benefits for life and accident and health insurance contracts	13,807	16,184	13,354	18,535
Less: Reinsurance recoverable:	1,187	1,492	1,107	1,715
Net liability for future policy benefits after reinsurance recoverable	$ 12,620	$ 14,692	$ 12,247	$ 16,820
Weighted average liability duration of the liability for future policy benefits (in years)	12 years 4 months 24 days	13 years 7 months 6 days	12 years 2 months 12 days	14 years 4 months 24 days
Life Insurance | Cumulative effect of change in accounting principle
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Effect of changes in assumptions			$ 0	$ 0
Effect of actual variances from expected experience			12	29
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			0	0
Effect of actual variances from expected experience			26	38
Life Insurance | Cumulative Effect, Period of Adoption, Adjusted Balance
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Adjusted beginning of year balance	$ 13,538	$ 13,692	13,692
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Adjusted beginning of year balance	24,629	24,763	24,763
Institutional Markets
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of year	0	0	0	0
Effect of changes in discount rate assumptions (AOCI)	0	0	0	0
Beginning balance at original discount rate	0	0	0	0
Effect of changes in assumptions				0		0
Effect of actual variances from expected experience				0		0
Adjusted beginning of year balance		0	0	0
Issuances	0	0	0	0
Interest accrual	0	0	0	0
Net premium collected	0	0	0	0
Foreign exchange impact	0	0	0	0
Other	0	0	0	0
Ending balance at original discount rate	0	0	0	0
Effect of changes in discount rate assumptions (AOCI)	0	0	0	0
Balance, end of period	0	0	0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of year	12,464	13,890	13,890	11,630
Effect of changes in discount rate assumptions (AOCI)	(2,634)	870	870	(1,654)
Beginning balance at original discount rate	15,098	13,020	13,020	9,976
Effect of changes in cash flow assumptions				(6)		0
Effect of actual variances from expected experience				3		(3)
Adjusted beginning of year balance		13,017	13,017	9,973
Issuances	1,450	223	2,782	3,366
Interest accrual	139	105	459	380
Benefit payments	(228)	(198)	(821)	(696)
Foreign exchange impact	125	(93)	(339)	(3)
Other	0	1	0	0
Ending balance at original discount rate	16,579	13,053	15,098	13,020
Effect of changes in discount rate assumptions (AOCI)	(2,302)	(551)	(2,634)	870
Balance, end of period	14,277	12,502	12,464	13,890
Net liability for future policy benefits, end of period	14,277	12,502	12,464	13,890
Liability for future policy benefits for certain participating contracts
Liability for universal life policies with secondary guarantees and similar features	0	0	0	0
Deferred profit liability	1,415	1,216	1,281	1,218
Other reconciling items	0	0	0	1
Future policy benefits for life and accident and health insurance contracts	15,692	13,718	13,745	15,109
Less: Reinsurance recoverable:	37	43	36	47
Net liability for future policy benefits after reinsurance recoverable	$ 15,655	$ 13,675	$ 13,709	$ 15,062
Weighted average liability duration of the liability for future policy benefits (in years)	11 years 6 months	12 years 1 month 6 days	10 years 9 months 18 days	13 years
Institutional Markets | Cumulative effect of change in accounting principle
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Effect of changes in assumptions			$ 0	$ 0
Effect of actual variances from expected experience			0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			0	0
Effect of actual variances from expected experience			(5)	(5)
Institutional Markets | Cumulative Effect, Period of Adoption, Adjusted Balance
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Adjusted beginning of year balance	$ 0	$ 0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Adjusted beginning of year balance	15,093	13,015	13,015
Corporate & Other
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of year	991	1,274	1,274	1,506
Effect of changes in discount rate assumptions (AOCI)	(66)	150	150	(249)
Beginning balance at original discount rate	1,057	1,124	1,124	1,257
Effect of changes in assumptions				0		(72)
Effect of actual variances from expected experience				7		14
Adjusted beginning of year balance		1,131	1,131	1,199
Issuances	0	0	0	0
Interest accrual	12	13	48	54
Net premium collected	(30)	(30)	(123)	(129)
Foreign exchange impact	0	0	0	0
Other	0	0	1	0
Ending balance at original discount rate	1,042	1,109	1,057	1,124
Effect of changes in discount rate assumptions (AOCI)	(48)	55	(66)	150
Balance, end of period	994	1,164	991	1,274
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of year	20,429	27,674	27,674	30,519
Effect of changes in discount rate assumptions (AOCI)	(1,083)	5,673	5,673	(7,862)
Beginning balance at original discount rate	21,512	22,001	22,001	22,657
Effect of changes in cash flow assumptions				0		(83)
Effect of actual variances from expected experience				1		$ (121)
Adjusted beginning of year balance		22,002	22,002	22,453
Issuances	3	3	9	15
Interest accrual	257	262	1,233	1,085
Benefit payments	(379)	(382)	(1,483)	(1,530)
Foreign exchange impact	0	0	0	0
Other	(3)	0	(249)	(22)
Ending balance at original discount rate	21,390	21,874	21,512	22,001
Effect of changes in discount rate assumptions (AOCI)	(492)	2,705	(1,083)	5,673
Balance, end of period	20,898	24,579	20,429	27,674
Net liability for future policy benefits, end of period	19,904	23,415	19,438	26,400
Liability for future policy benefits for certain participating contracts	1,326	1,371	1,338	1,382
Liability for universal life policies with secondary guarantees and similar features	55	55	55	55
Deferred profit liability	871	913	896	916
Other reconciling items	107	110	110	102
Future policy benefits for life and accident and health insurance contracts	22,263	25,864	21,837	28,855
Less: Reinsurance recoverable:	22,263	25,864	21,837	28,855
Net liability for future policy benefits after reinsurance recoverable	$ 0	$ 0	$ 0	$ 0
Weighted average liability duration of the liability for future policy benefits (in years)	11 years 7 months 6 days	12 years 9 months 18 days	11 years 4 months 24 days	13 years 8 months 12 days
Corporate & Other | Cumulative effect of change in accounting principle
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Effect of changes in assumptions			$ 0	$ 0
Effect of actual variances from expected experience			3	2
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Effect of changes in cash flow assumptions			0	0
Effect of actual variances from expected experience			0	$ (10)
Corporate & Other | Cumulative Effect, Period of Adoption, Adjusted Balance
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Adjusted beginning of year balance	$ 1,060	$ 1,126	1,126
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Adjusted beginning of year balance	$ 21,512	$ 21,991	$ 21,991